Penn Series Funds, Inc.
Schedule of Investments — September 30, 2023 (Unaudited)
Mid Cap Value Fund
	Number of Shares	Value†
COMMON STOCKS — 92.5%
Aerospace & Defense — 1.8%
L3Harris Technologies, Inc.	8,559	$1,490,293
Auto Parts & Equipment — 1.5%
Aptiv PLC*	6,390	629,990
Autoliv, Inc.	6,702	646,609
		1,276,599
Banks — 6.9%
Popular, Inc.	10,706	674,585
State Street Corp.	24,562	1,644,672
Synovus Financial Corp.	36,531	1,015,562
The PNC Financial Services Group, Inc.	12,969	1,592,204
Wintrust Financial Corp.	11,258	849,979
		5,777,002
Biotechnology — 1.6%
Corteva, Inc.	25,500	1,304,580
Building Materials — 3.2%
Fortune Brands Innovations, Inc.	23,411	1,455,228
Martin Marietta Materials, Inc.	2,950	1,210,916
		2,666,144
Chemicals — 1.4%
Axalta Coating Systems Ltd.*	23,636	635,808
Westlake Corp.	4,241	528,726
		1,164,534
Computers — 1.0%
Insight Enterprises, Inc.*	5,572	810,726
Cosmetics & Personal Care — 0.9%
Kenvue, Inc.	38,518	773,441
Diversified Financial Services — 1.7%
Jefferies Financial Group, Inc.	39,003	1,428,680
Electric — 4.6%
Alliant Energy Corp.	41,589	2,014,987
Entergy Corp.	19,842	1,835,385
		3,850,372
Electrical Components & Equipment — 2.0%
AMETEK, Inc.	11,419	1,687,271
Electronics — 2.2%
TD SYNNEX Corp.	5,388	538,046
Vontier Corp.	41,413	1,280,490
		1,818,536
Environmental Control — 1.8%
Waste Connections, Inc.	11,049	1,483,881
Food — 1.2%
Kellanova	16,603	988,045
Hand & Machine Tools — 1.6%
Lincoln Electric Holdings, Inc.	7,606	1,382,695
	Number of Shares	Value†

Healthcare Products — 4.2%
Avantor, Inc.*	45,694	$963,229
Envista Holdings Corp.*	26,001	724,908
Globus Medical, Inc., Class A*	28,566	1,418,302
Revvity, Inc.	3,756	415,789
		3,522,228
Healthcare Services — 4.9%
Amedisys, Inc.*	9,636	900,002
Charles River Laboratories International, Inc.*	1,874	367,267
Humana, Inc.	2,071	1,007,583
Laboratory Corp. of America Holdings	8,928	1,794,974
		4,069,826
Home Builders — 1.3%
Toll Brothers, Inc.	15,280	1,130,109
Insurance — 5.3%
Globe Life, Inc.	12,430	1,351,514
RenaissanceRe Holdings Ltd.	4,567	903,901
The Hartford Financial Services Group, Inc.	31,307	2,219,979
		4,475,394
Machinery — Construction & Mining — 2.8%
BWX Technologies, Inc.	18,008	1,350,240
Oshkosh Corp.	10,721	1,023,105
		2,373,345
Media — 1.5%
Fox Corp., Class B	44,343	1,280,626
Mining — 2.2%
Freeport-McMoRan, Inc.	49,553	1,847,831
Miscellaneous Manufacturing — 2.8%
Carlisle Cos., Inc.	4,762	1,234,596
Hillenbrand, Inc.	26,901	1,138,181
		2,372,777
Office & Business Equipment — 0.5%
Zebra Technologies Corp., Class A*	1,902	449,880
Oil & Gas — 6.5%
Chesapeake Energy Corp.	23,979	2,067,709
Marathon Oil Corp.	71,376	1,909,308
Pioneer Natural Resources Co.	6,342	1,455,806
		5,432,823
Oil & Gas Services — 1.9%
Baker Hughes Co.	44,770	1,581,276
Packaging and Containers — 1.7%
Ball Corp.	6,769	336,961
Graphic Packaging Holding Co.	50,037	1,114,824
		1,451,785
Pharmaceuticals — 3.1%
Cardinal Health, Inc.	24,201	2,101,131

Penn Series Funds, Inc.
Schedule of Investments — September 30, 2023 (Unaudited)
Mid Cap Value Fund
	Number of Shares	Value†
COMMON STOCKS — (continued)
Pharmaceuticals — (continued)
Henry Schein, Inc.*	6,943	$515,518
		2,616,649
Real Estate — 1.2%
CBRE Group, Inc., Class A*	13,506	997,553
Retail — 8.9%
AutoZone, Inc.*	354	899,156
Bath & Body Works, Inc.	29,591	1,000,176
Burlington Stores, Inc.*	5,873	794,617
Casey's General Stores, Inc.	6,811	1,849,323
Dick's Sporting Goods, Inc.	2,326	252,557
MSC Industrial Direct Co., Inc., Class A	18,035	1,770,135
O'Reilly Automotive, Inc.*	1,038	943,397
		7,509,361
Semiconductors — 2.8%
Lam Research Corp.	1,202	753,378
Microchip Technology, Inc.	10,693	834,589
Teradyne, Inc.	7,201	723,412
		2,311,379
Software — 4.3%
Activision Blizzard, Inc.	20,118	1,883,648
Fidelity National Information Services, Inc.	30,481	1,684,685
		3,568,333
Telecommunications — 0.9%
Nice Ltd., ADR*	4,360	741,200
Transportation — 1.6%
Canadian Pacific Kansas City Ltd.	10,611	789,565
Landstar System, Inc.	3,326	588,502
		1,378,067
Trucking and Leasing — 0.7%
GATX Corp.	5,715	621,963
TOTAL COMMON STOCKS (Cost $68,503,241)		77,635,204

REAL ESTATE INVESTMENT TRUSTS — 5.6%
Diversified — 2.7%
Lamar Advertising Co., Class A	18,293	1,526,916
PotlatchDeltic Corp.	15,646	710,172
		2,237,088
Industrial — 1.1%
STAG lndustrial, Inc.	28,268	975,529
Manufactured Homes — 1.8%
Equity LifeStyle Properties, Inc.	23,911	1,523,370
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $4,596,026)		4,735,987

	Number ofShares	Value†
SHORT-TERM INVESTMENTS — 2.0%
BlackRock Liquidity FedFund - Institutional Shares (seven-day effective yield 5.236%) (Cost $1,670,024)	1,670,024	$1,670,024
TOTAL INVESTMENTS — 100.1% (Cost $74,769,291)		$84,041,215
Other Assets & Liabilities — (0.1)%		(104,918)
TOTAL NET ASSETS — 100.0%		$83,936,297

†	See Security Valuation Note in the most recent semi-annual or annual report.
*	Non-income producing security.
ADR— American Depositary Receipt.
PLC— Public Limited Company.
Country Weightings as of 9/30/2023††
United States	93%
Canada	2
Bermuda	1
Israel	1
Puerto Rico	1
Sweden	1
Ireland	1
Total	100%
††	% of total investments as of September 30, 2023.

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